Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net (loss) income	$ 15,617	$ (19,620)	$ (24,368)	$ 5,593	$ (7,919)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and other	57,577	56,966	114,575	104,045	72,678
Share-based compensation expense	4,663	7,647	17,408	3,221	1,313
Bad debt expense	10	476	1,064	1,447	1,022
Change in fair value of derivative financial instruments	(10,528)	5,295	7,667	856	(6,095)
Changes in operating assets and liabilities:
Receivables and other assets	(4,497)	(4,122)	(4,765)	(2,964)	(10,309)
Accounts payable and accrued liabilities	4,892	1,297	2,684	295	7,815
Accounts payable due to affiliates, net			0	0	(4,776)
Security deposits, prepaid rent and other liabilities	4,084	(78)	2,520	(686)	4,774
Net cash provided by operating activities	71,818	47,861	116,785	111,807	58,503
Cash flows from investing activities
Acquisition of real estate operating properties and other assets	(94,139)	(213,900)	(257,386)	(61,385)	(597,097)
Capital expenditures	(6,110)	(12,349)	(22,909)	(16,034)	(14,888)
Restricted cash, escrow deposits and notes receivable	(645)	(511)	(4,830)	(4,502)	(12,614)
Release of restricted cash	0	580	580	14,463	0
Real estate deposits			0	0	(2,250)
Real estate deposits paid	0	(2,810)	(3,810)	(4,500)	0
Real estate deposits used	0	3,800	4,810	6,000	0
Net cash used in investing activities	(100,894)	(225,190)	(283,545)	(65,958)	(626,849)
Cash flows from financing activities
Proceeds from unsecured senior notes	297,558	0
Borrowings on secured real estate term loan and mortgage loans			0	125,500	79,125
Borrowings on unsecured revolving credit facility	103,000	268,000	360,000	0	7,000
Payments on unsecured revolving credit facility	(175,000)	(268,000)	(288,000)	(7,000)	0
Borrowings on unsecured term loans	0	300,000	455,000	0	0
Payments on secured real estate term loan and mortgage loans	(148,672)	(79,774)	(128,601)	(192,083)	(123,117)
Deferred financing costs	(3,011)	(4,934)	(6,436)	(3,401)	(7,507)
Derivative financial instrument termination payments	(1,195)	0	0	0	(793)
Purchase of noncontrolling interest			0	0	(4,097)
Security deposits	0	193	765	596	2,144
Proceeds from issuance of general partner units, net	125,584	0	0	214,641	594,677
Repurchase of general partner units	(272)	(31,935)	(182,602)	(37,680)	(51,856)
Payment of offering costs			(2,884)	(21,137)	(56,621)
Distributions to general partner	(63,098)	(51,237)	(93,273)	(84,800)	(60,176)
Payment on earnout liability	(92)	(328)	(328)	0	0
Distributions to limited partners and redeemable noncontrolling interest	(811)	(170)	(416)	(264)	(164)
Net cash provided by (used in) financing activities	133,991	131,815	113,225	(5,628)	378,615
Net change in cash and cash equivalents	104,915	(45,514)	(53,535)	40,221	(189,731)
Cash and cash equivalents - beginning of period	15,956	69,491	69,491	29,270	219,001
Cash and cash equivalents - end of period	$ 120,871	$ 23,977	$ 15,956	$ 69,491	$ 29,270